UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2009
                                                    -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland     February 12, 2010
--------------------------          ------------------      -----------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 100
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Form 13F Information Table Value Total:             $1,838,842
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                               FORM 13F
                                                   Quarter Ended December 31, 2009

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                                   CLASS                   VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                                   -----                   ------     -------   ---  ----  ----------   -----    -------------------
NAME OF ISSUER                     TITLE         CUSIP    (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------                     -----         -----    ---------   -------   ---  ----  ----------  --------   ----  ------  ----
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AFFILIATED COMPUTER SERVICES       CL A        008190100   84,124    1,409,340  SH          SOLE                  1,409,340
AIRVANA INC                         COM        00950V101    6,802      894,949  SH          SOLE                    894,949
ALLIANCE DATA SYSTEMS CORP          COM        018581108   26,926      416,873  SH          SOLE                    416,873
ALTISOURCE PORTFOLIO SOLNS S      REG SHS      L0175J104    7,604      362,282  SH          SOLE                    362,282
ALTRIA GROUP INC                    COM        02209S103    7,852      400,000  SH          SOLE                    400,000
AMERICAN AXLE & MFG HLDGS IN        COM        024061103    4,111      512,600  SH          SOLE                    512,600
AMERICAN EXPRESS CO                 COM        025816109   21,332      526,450  SH          SOLE                    526,450
AMICAS INC                          COM        001712108    2,806      515,815  SH          SOLE                    515,815
APPLE INC                           COM        037833100   13,697       65,000  SH          SOLE                     65,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   30,858      674,498  SH          SOLE                    674,498
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938LAK0    5,850    3,500,000  PRN         SOLE                               NONE
BANK OF AMERICA CORPORATION         COM        060505104   24,099    1,600,170  SH          SOLE                  1,600,170
BANK OF AMERICA CORPORATION         COM        060505104    7,530      500,000  SH   CALL   SOLE                    500,000
BANK OF AMERICA CORPORATION   UNIT 99/99/9999  060505419   20,888    1,400,000  SH          SOLE                  1,400,000
BARRICK GOLD CORP                   COM        067901108    5,907      150,000  SH          SOLE                    150,000
BERKSHIRE HATHAWAY INC DEL         CL B        084670207   20,209        6,150  SH          SOLE                      6,150
BJ SVCS CO                          COM        055482103   19,809    1,065,000  SH          SOLE                  1,065,000
BLACK & DECKER CORP                 COM        091797100   38,904      600,100  SH          SOLE                    600,100
BRINKER INTL INC                    COM        109641100      821       55,000  SH          SOLE                     55,000
BROCADE COMMUNICATIONS SYS I      COM NEW      111621306    5,532      725,000  SH          SOLE                    725,000
BURLINGTON NORTHN SANTA FE C        COM        12189T104   88,580      898,200  SH          SOLE                    898,200
CADBURY PLC                      SPONS ADR     12721E102   39,127      761,370  SH          SOLE                    761,370
CAPITAL ONE FINL CORP               COM        14040H105   21,181      552,460  SH          SOLE                    552,460
CBL & ASSOCIATES PPTYS INC          COM        124830100    2,233      230,927  SH          SOLE                    230,927
CHESAPEAKE ENERGY CORP              COM        165167107   14,335      553,900  SH          SOLE                    553,900
CISCO SYS INC                       COM        17275R102   26,339    1,100,200  SH          SOLE                  1,100,200
CISCO SYS INC                       COM        17275R102    7,182      300,000  SH   CALL   SOLE                    300,000
CITIGROUP INC                       COM        172967101   33,012    9,973,536  SH          SOLE                  9,973,536
CLEAR CHANNEL OUTDOOR HLDGS        CL A        18451C109    2,548      245,239  SH          SOLE                    245,239
CLEARWIRE CORP NEW                 CL A        18538Q105   22,578    3,339,950  SH          SOLE                  3,339,950
CVS CAREMARK CORPORATION            COM        126650100   18,038      560,000  SH          SOLE                    560,000
DIGITALGLOBE INC                  COM NEW      25389M877    2,868      118,517  SH          SOLE                    118,517
DISNEY WALT CO                  COM DISNEY     254687106    6,828      211,710  SH          SOLE                    211,710
D R HORTON INC                NOTE 2.000% 5/1  23331ABB4    5,563    5,000,000  PRN         SOLE                               NONE
ELIXIR GAMING TECHNOLOGIES I        COM        28661G105      241      961,639  SH          SOLE                    961,639
ENCORE ACQUISITION CO               COM        29255W100   39,953      832,004  SH          SOLE                    832,004
EQUINIX INC                       COM NEW      29444U502    1,062       10,000  SH          SOLE                     10,000
FACET BIOTECH CORP                  SHS        30303Q103   24,091    1,372,711  SH          SOLE                  1,372,711
FGX INTERNATIONAL HLDGS LTD       ORD SHS      G3396L102    3,918      200,000  SH          SOLE                    200,000
FIDELITY NATIONAL FINANCIAL        CL A        31620R105    8,365      621,472  SH          SOLE                    621,472
FORD MTR CO DEL                COM PAR $0.01   345370860    3,000      300,000  SH          SOLE                    300,000
FORD MTR CO DEL               NOTE 4.250%11/1  345370CN8   12,724   10,000,000  PRN         SOLE                               NONE
GOODYEAR TIRE & RUBR CO             COM        382550101    4,893      347,000  SH          SOLE                    347,000
GOOGLE INC                         CL A        38259P508   18,563       29,942  SH          SOLE                     29,942
IMS HEALTH INC                      COM        449934108   58,119    2,759,663  SH          SOLE                  2,759,663
INTEL CORP                          COM        458140100   20,400    1,000,000  SH   CALL   SOLE                  1,000,000
INTERPUBLIC GROUP COS INC           COM        460690100      554       75,000  SH          SOLE                     75,000
INTERPUBLIC GROUP COS INC           COM        460690100    5,535      750,000  SH   CALL   SOLE                    750,000
ISHARES TR INDEX               RUSSELL 2000    464287655   62,440    1,000,000  SH   PUT    SOLE                  1,000,000
JACK IN THE BOX INC                 COM        466367109    4,766      242,300  SH          SOLE                    242,300
JPMORGAN CHASE & CO                 COM        46625H100   59,440    1,426,449  SH          SOLE                  1,426,449
JPMORGAN CHASE & CO                 COM        46625H100   29,169      700,000  SH   CALL   SOLE                    700,000
KRAFT FOODS INC                    CL A        50075N104   29,354    1,080,000  SH          SOLE                  1,080,000
L-1 IDENTITY SOLUTIONS INC          COM        50212A106    4,950      660,906  SH          SOLE                    660,906
L-1 IDENTITY SOLUTIONS INC     NOTE 3.750% 5/1 50212AAB2    5,567    6,000,000  PRN         SOLE                               NONE
LEAR CORP                         COM NEW      521865204   31,174      460,886  SH          SOLE                    460,886
LIBERTY MEDIA CORP NEW         LIB STAR COM A  53071M708    5,825      126,210  SH          SOLE                    126,210
LIGAND PHARMACEUTICALS INC         CL B        53220K207    6,270    2,889,347  SH          SOLE                  2,889,347
MDS INC                             COM        55269P302    3,800      496,695  SH          SOLE                    496,695
MGM MIRAGE                          COM        552953101    3,146      345,000  SH          SOLE                    345,000
MGM MIRAGE                          COM        552953101    9,120    1,000,000  SH   CALL   SOLE                  1,000,000
NALCO HOLDING COMPANY               COM        62985Q101    6,796      266,400  SH          SOLE                    266,400
OCH ZIFF CAP MGMT GROUP            CL A        67551U105   16,590    1,207,400  SH          SOLE                  1,207,400
OCWEN FINL CORP                  COM NEW       675746309   25,753    2,691,004  SH          SOLE                  2,691,004
ORIENT-EXPRESS HOTELS LTD          CL A        G67743107    7,275      717,465  SH          SOLE                    717,465
PEOPLES UNITED FINANCIAL INC        COM        712704105    1,927      115,399  SH          SOLE                    115,399
PEPSI BOTTLING GROUP INC            COM        713409100    5,726      152,700  SH          SOLE                    152,700
PULTE HOMES INC                     COM        745867101    2,144      214,374  SH          SOLE                    214,374
QUANTUM CORP                     COM DSSG      747906204    5,345    1,824,107  SH          SOLE                  1,824,107
REPUBLIC SVCS INC                   COM        760759100    1,013       35,800  SH          SOLE                     35,800
REPUBLIC SVCS INC                   COM        760759100   28,310    1,000,000  SH   CALL   SOLE                  1,000,000
RSC HOLDINGS INC                    COM        74972L102    4,865      690,987  SH          SOLE                    690,987
SAKS INC                            COM        79377W108   21,391    3,260,873  SH          SOLE                  3,260,873
SAKS INC                            COM        79377W108    3,280      500,000  SH   CALL   SOLE                    500,000
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   32,400    2,250,000  SH   CALL   SOLE                  2,250,000
SILICON STORAGE TECHNOLOGY I        COM        827057100    3,305    1,290,897  SH          SOLE                  1,290,897
SOTHEBYS                            COM        835898107    2,250      100,100  SH          SOLE                    100,100
SPDR GOLD TRUST                  GOLD SHS      78463V107   21,462      200,000  SH   CALL   SOLE                    200,000
SPDR SERIES TRUST              S&P HOMEBUILD   78464A888   14,355      950,000  SH          SOLE                    950,000
SUN MICROSYSTEMS INC              COM NEW      866810203   11,300    1,205,935  SH          SOLE                  1,205,935
SWITCH & DATA FACILITIES COM        COM        871043105    4,547      225,000  SH          SOLE                    225,000
TENNECO INC                         COM        880349105   21,190    1,195,167  SH          SOLE                  1,195,167
TERRA INDS INC                      COM        880915103   45,361    1,409,155  SH          SOLE                  1,409,155
TEXAS INDS INC                      COM        882491103   15,994      457,090  SH          SOLE                    457,090
THERAVANCE INC                      COM        88338T104   54,632    4,179,934  SH          SOLE                  4,179,934
UNITEDHEALTH GROUP INC              COM        91324P102   25,515      837,103  SH          SOLE                    837,103
U S G CORP                        COM NEW      903293405   12,450      886,103  SH          SOLE                    886,103
VARIAN INC                          COM        922206107    3,103       60,200  SH          SOLE                     60,200
VIACOM INC NEW                     CL B        92553P201   24,164      812,787  SH          SOLE                    812,787
VIRGIN MEDIA INC                    COM        92769L101   40,112    2,383,362  SH          SOLE                  2,383,362
WELLPOINT INC                       COM        94973V107   57,179      980,940  SH          SOLE                    980,940
WELLPOINT INC                       COM        94973V107   58,290    1,000,000  SH   CALL   SOLE                  1,000,000
WENDYS ARBYS GROUP INC              COM        950587105   10,014    2,135,243  SH          SOLE                  2,135,243
WESCO INTL INC                      COM        95082P105   10,364      383,714  SH          SOLE                    383,714
WHITING PETE CORP NEW               COM        966387102   32,130      449,691  SH          SOLE                    449,691
WHITING PETE CORP NEW          PERP PFD CONV   966387201   26,949      150,000  SH          SOLE                               NONE
WYNDHAM WORLDWIDE CORP              COM        98310W108   23,571    1,168,635  SH          SOLE                  1,168,635
WYNDHAM WORLDWIDE CORP        NOTE 3.500% 5/0  98310WAC2    8,452    5,000,000  PRN         SOLE                               NONE
XEROX CORP                          COM        984121103   20,304    2,400,000  SH   CALL   SOLE                  2,400,000
XTO ENERGY INC                      COM        98385X106   26,522      570,000  SH          SOLE                    570,000